UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1 . Name and address of issuer:
	PIMCO Funds
	840 NEWPORT CENTER DRIVE
	NEWPORT BEACH, CA  92660


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


3. Investment Company Act File Number:	811-05028

   Securities Act File Number:	033-12113


4(a).  Last day of fiscal year for which this Form is filed:
	March 31, 2002

4(b). /X/ Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.



5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):
	$45,189,407,604*

(ii)	Aggregate price of securities redeemed or repurchased during the
	fiscal year:
	$25,692,953,183.00

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
	$0

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii)]:
	$25,692,953,183.00

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:
	$19,496,454,421.00

(vi)	Redemption credits available for use in future years
	$0
		- if Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):
	X
	$0.0000920*

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter 'O' if no fee is due):
	=
	$1,793,673.81*

	*This Amendment reflects all values that should have been originally reported for the fiscal year 2002. The registration fee due originally reported and paid on June 27, 2002 was $1,792,388.00. The additional registration fee due with this Amendment is calculated by multiplying the incremental amount of $13,979,000.00 by the current SEC fee multiplier of 0.0001161, resulting in an additional registration fee due of $1,622.96. The interest due at the current value of funds rate of 1.0% is $147.49. The additional registration fee, plus interest being paid with this Amendment, is $1,770.45.


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7.  'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year  (see Instruction D):
		+	$147.49*

8.  Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
		=	$1,770.45*



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 07/29/2011**
	**The original Accession number is 0000810893-02-000013.

Method of Delivery:
	/x/ Wire Transfer
	     Mail or other means





	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)
    /s/ John P. Hardaway

	John P. Hardaway
	Treasurer

Date: 07/29/2011